Stock-Based Compensation (Details) - Schedule of Transactions Related to the Grant of Options to Employees, Directors and Non-Employees Under the Company’s Options Plan - USD ($)		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Schedule of Transactions Related to the Grant of Options to Employees, Directors and Non-Employees Under the Company’s Options Plan [Abstract]
Number of options, Outstanding	19,046,329
Weighted average exercise price	$ 0.28
Weighted average remaining contractual term	4 years 10 months 20 days	6 years 4 months 28 days
Aggregate Intrinsic Value
Number of options, Vested and expected to vest at end of period		9,974,095
Weighted average exercise price, Vested and expected to vest at end of period		$ 0.05
Weighted average remaining contractual term, Vested and expected to vest at end of period		6 years 4 months 28 days
Aggregate Intrinsic Value, Vested and expected to vest at end of period
Number of options, Outstanding ending		7,805,505
Weighted average exercise price, Exercisable		$ 0.53
Weighted average remaining contractual term, Exercisable		4 years 10 months 24 days
Aggregate Intrinsic Value, Exercisable
Number of options, Granted
Weighted average exercise price, Granted
Weighted average remaining contractual term, Granted
Aggregate Intrinsic Value ,Granted
Number of options, Exercised
Weighted average exercise price, Exercised
Weighted average remaining contractual term, Exercised
Aggregate Intrinsic Value ,Exercised
Number of options, Cancelled		(4,132,233)
Weighted average exercise price, Cancelled		$ 0.1
Weighted average remaining contractual term, Cancelled		6 months 18 days
Aggregate Intrinsic Value, Cancelled
Number of options, Forfeited		(1,299,583)
Weighted average exercise price, Forfeited		$ 0.71
Weighted average remaining contractual term, Forfeited		2 years 2 months 12 days
Aggregate Intrinsic Value, Forfeited
Number of options, Expired		(3,640,418)
Weighted average exercise price, Expired		$ 0.97
Weighted average remaining contractual term, Expired
Aggregate Intrinsic Value, Expired
Number of options, Outstanding		9,974,095
Weighted average exercise price		$ 0.05
Aggregate Intrinsic Value